Other non-current assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Other non-current assets
Intangible assets	¥ 76,859	¥ 83,931
Other	13,709	15,630
Other non-current assets	¥ 90,568	¥ 99,561